Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Condensed Consolidated Balance Sheets
Common Stock, No Par Value	$ 0	$ 0	$ 0
Common Stock, Authorized	1,000	1,000	1,000
Common Stock, Issued	957	957	957
Common Stock, Outstanding	900	900	900
Treasury Stock, Shares Carried at Cost	57	57	57